NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE

NOTE – 16 NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE

Basic net profit/(loss) per share is computed using the weighted average number of Class A Ordinary Shares outstanding during the year. The following table sets forth the computation of basic and diluted net profit/(loss) per share for the six months ended September 30, 2024 and 2025:

	Six Months ended September 30,
	2024	2025
	HKD	HKD

Net profit / (loss) attributable to ordinary shareholders	$2,711,539	$(36,980,617)

Weighted average Class A Ordinary Shares outstanding
– Basic	5,732,000	6,103,934
– Diluted	5,932,000	6,103,934
Weighted average Class B Ordinary Shares outstanding – Basic and diluted	200,000	200,000

Net profit / (loss) per Class A Ordinary Share – Basic	$0.473	$(6.045)

Net profit / (loss) per Class A Ordinary Share – Diluted	$0.457	$(6.045)

As Class B Ordinary Shares do not have right to dividend there is no impact when calculated basic net profit per Class A and Class B Ordinary Shares. However, as Class B Ordinary Shares have the right to convert into Class A Ordinary Shares, there is dilutive impact during the six months ended September 30, 2024.   For the six months ended September 30, 2025, the Group incurred a net loss attributable to ordinary shareholders, as such the potential Class A Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

NOTE – 18 NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE

Basic net profit/(loss) per share is computed using the weighted average number of Class A Ordinary Shares outstanding during the year. The following table sets forth the computation of basic and diluted net profit/(loss) per share for the years ended March 31, 2023, 2024 and 2025:

	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Net profit/(loss) attributable to ordinary shareholders	$(482,783)	$7,088,874	$6,425,533

Weighted average Class A Ordinary Shares outstanding
– Basic	5,732,000	5,732,000	5,732,000
Weighted average Class A Ordinary Shares outstanding
– Diluted	5,932,000	5,932,000	5,932,000

Weighted average Class B Ordinary Shares outstanding – Basic and diluted	200,000	200,000	200,000

Net (loss)/profit per Class A Ordinary Share – Basic	$(0.08)	$1.25	$1.12

Net (loss)/profit per Class A Ordinary Share – Diluted	$(0.08)	$1.20	$1.08

As Class B Ordinary Shares do not have right to dividend. there is no impact when calculated basic net profit per Class A and Class B Ordinary Shares. However, as Class B Ordinary Shares have the right to convert into Class A Ordinary Shares, there is dilutive impact during the years ended March 31, 2023, 2024 and 2025.